UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  X  ];  Amendment Number:
This Amendment (Check only one.):  [ X ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	December 31, 2004

Armstrong Shaw Associates Inc. is amending its Form13F filing because we discovered that the original filing was incorrect because 1) we did not accurately segregate shares for which the firm has sole proxy voting authority and those where the firm has no proxy voting authority, 2) we included Rochester Limited Term NY Muni Fund (LTNYX) and we should not have, and 3) we included the Dreyfus A Bonds Plus fund and we should not have. The
Dreyfus Strategic Governments Income fund (closed-end fund, symbol DSI) was merged into the Dreyfus A Bonds Plus fund (open-end fund, symbol DRBDX) in October 2000. Armstrong Shaw continued to include the Dreyfus A Bonds Plus fund in its Form 13F filings after October 2000 even though the security was not required to be included in the filings after the merger was completed.

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



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                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
214944
4607578
SH

SOLE

4087458
0
520120
Allstate Corp.
Common
020002101
215129
4159491
SH

SOLE

3687761
0
471730
American Express Co.
Common
025816109
134669
2389019
SH

SOLE

2115489
0
273530
American International Group
Common
026874107
232560
3541348
SH

SOLE

3148670
0
392678
Apache Corp.
Common
037411105
2793
55230
SH

SOLE

11550
0
43680
Bank of America Corp.
Common
060505104
211744
4506140
SH

SOLE

3988006
0
518134
Bank Of New York
Common
064057102
301
9000
SH

SOLE

9000
0
0
Berkshire Hathaway Inc.
Class A
084670108
7032
80
SH

SOLE

80
0
0
Blackrock Advantage Term
Common
09247A101
147
14000
SH

SOLE

14000
0
0
BP PLC-SPONS ADR
Sponsored ADR
055622104
364
6236
SH

SOLE

316
0
5920
Bristol Myers Squibb
Common
110122108
245
9580
SH

SOLE

9480
0
100
Cendant Corp.
Common
151313103
274238
11729585
SH

SOLE

10438435
0
1291150
ChevronTexaco Corp
Common
166764100
156350
2977528
SH

SOLE

2644538
0
332990
Chubb Corp.
Common
171232101
213585
2777432
SH

SOLE

2469332
0
308100
Citigroup Inc.
Common
172967101
239290
4966583
SH

SOLE

4418759
0
547824
Comcast Corp. Cl A
Class A
20030n101
1118
33600
SH

SOLE

33600
0
0
Comcast Corp. Special Cl A
Class A Spl.
20030N200
344171
10480233
SH

SOLE

9297623
0
1182610
ConocoPhillips
Common
20825c104
266
3064
SH

SOLE

136
0
2928
CVS Corp.
Common
126650100
204928
4546892
SH

SOLE

4042972
0
503920
Devon Energy Corp.
Common
25179M103
177742
4566860
SH

SOLE

4088370
0
478490
Dupont De Nemours
Common
263534109
214724
4377664
SH

SOLE

3880127
0
497537
Emerson Electric
Common
291011104
211828
3021799
SH

SOLE

2679119
0
342680
Exelon Corp.
Common
30161n101
224304
5089712
SH

SOLE

4525342
0
564370
Fannie Mae
Common
313586109
241360
3389418
SH

SOLE

3009303
0
380115
FirstEnergy Corp
Common
337932107
116901
2958779
SH

SOLE

2624189
0
334590
Ford Motor Co.
Common
345370860
563
38489
SH

SOLE

28000
0
10489
Freddie Mac
Common
313400301
475
6450
SH

SOLE

6450
0
0
Gannett Inc.
Common
364730101
156810
1919344
SH

SOLE

1709574
0
209770
General Electric
Common
369604103
214771
5884128
SH

SOLE

5223077
0
661051
GlaxoSmithkline PLC-ADR
Sponsored ADR
37733W105
760
16032
SH

SOLE

2276
0
13756
Goldman Sachs Group
Common
38141G104
3569
34300
SH

SOLE

33400
0
900
HCA Inc.
Common
404119109
163749
4097827
SH

SOLE

3657517
0
440310
Honeywell
Common
438516106
136047
3842061
SH

SOLE

3421311
0
420750
Ishares Russell 1000 Value
Russell1000Val
464287598
740
11150
SH

SOLE

11150
0
0
J.P. Morgan Chase & Co.
Common
46625h100
402
10297
SH

SOLE

2997
0
7300
Kerr McGee Corp.
Common
492386107
136872
2368446
SH

SOLE

2132896
0
235550
Liberty Media Corp.
Common
530718105
188003
17122351
SH

SOLE

15139807
0
1982544
Lilly (Eli) & Co.
Common
532457108
454
8000
SH

SOLE

8000
0
0
Merrill Lynch
Common
590188108
141174
2361959
SH

SOLE

2092239
0
269720
MGIC Investment
Common
552848103
493
7150
SH

SOLE

7150
0
0
Microsoft Corp.
Common
594918104
223
8360
SH

SOLE

3360
0
5000
Morgan Stanley Dean Witter
Common
617446448
171307
3085492
SH

SOLE

2726822
0
358670
MuniEnhanced Fund
Common
626243109
256
23600
SH

SOLE

23600
0
0
Muniyield Insured
Common
62630E107
623
43900
SH

SOLE

43900
0
0
Nextel Comm. Cl A
Class A
65332V103
223385
7443680
SH

SOLE

6618130
0
825550
Nuveen Insured Municipal Opportunity Fund
Common
670984103
380
24100
SH

SOLE

24100
0
0
Nuveen Select Tax-Free Income Portfolio
SH BEN INT
67062F100
267
20000
SH

SOLE

20000
0
0
Office Depot
Common
676220106
223238
12859358
SH

SOLE

11461598
0
1397760
Pfizer Inc.
Common
717081103
646
24010
SH

SOLE

24010
0
0
Pitney Bowes Inc.
Common
724479100
207251
4478191
SH

SOLE

3985451
0
492740
Pulte Homes Inc.
Common
745867101
159198
2495270
SH

SOLE

2215910
0
279360
SBC Communications
Common
78387G103
226
8776
SH

SOLE

0
0
8776
Stanley Works
Common
854616109
301
6153
SH

SOLE

6153
0
0
Time Warner Inc.
Common
887317105
219777
11299600
SH

SOLE

10054530
0
1245070
United Technologies
Common
913017109
182663
1767424
SH

SOLE

1575034
0
192390
Verizon Communications
Common
92343v104
617
15240
SH

SOLE

4200
0
11040
Walt Disney Productions
Common
254687106
367
13200
SH

SOLE

13200
0
0
Washington Mutual
Common
939322103
170709
4037589
SH

SOLE

3588899
0
448690
Wellpoint
Common
94973v107
203832
1772454
SH

SOLE

1574124
0
198330
Whirlpool Corp.
Common
963320106
221
3200
SH

SOLE

3200
0
0
Xerox
Common
984121103
159372
9369340
SH

SOLE

8344670
0
1024670
YUM! Brands
Common
988498101
221731
4699686
SH

SOLE

4176626
0
523060


















FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	62

Form 13F Information Table Value Total:	$6,932,209

List of Other Included Managers:

No.	13F File Number	Name

None